Document and Entity Information	Jul. 15, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002104204
Document Type	8-K
Document Period End Date	Jul. 15, 2026
Entity Registrant Name	Alamar Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43235
Entity Tax Identification Number	36-4899036
Entity Address, Address Line One	47071 Bayside Parkway
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	626-9888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ALMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false